SHARE-BASED COMPENSATION - Non-vested Share Option Activity (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) shares
Share-Based Compensation
Non-vested at the beginning of the period (in shares)	2,495,346	2,495,346
Granted (in shares)	1,279,872	1,279,872
Vested (in shares)	(1,085,019)	(1,085,019)
Forfeited (in shares)	(119,902)	(119,902)
Non-vested at the end of the period (in shares)	2,570,297	2,570,297	2,495,346
Expected to vest at the end of the period (in shares)	2,323,548				2,323,548
Weighted average grant-date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 10.37
Granted (in dollars or CNY per share) | (per share)	15.62	¥ 101.63	¥ 66.87	¥ 68.90
Vested (in dollars per share) | $ / shares	10.50
Forfeited (in dollars per share) | $ / shares	10.55
Non-vested at the end of the period (in dollars per share) | $ / shares	12.86
Expected to vest at the end of the period (in dollars per share) | $ / shares	$ 12.88
Capitalized share-based compensation costs | ¥		¥ 0	¥ 0	¥ 0
Share-based compensation	$ 13,213	85,968	86,070	85,945
Fair value of share options vested	11,389	¥ 74,100	¥ 79,139	¥ 84,594
Unrecognized share-based compensation cost related to non-vested share options	$ 33,064				¥ 215,124
Weighted average vesting period	3 years	3 years
Lagou Stock Option Plans
Weighted average grant-date fair value
Unrecognized share-based compensation cost related to non-vested share options	$ 628				¥ 4,088
Weighted average vesting period	1 year 11 months 1 day	1 year 11 months 1 day